Schedule of Long-Term Debt (Details) (Parenthetical) - USD ($) $ in Thousands					3 Months Ended	12 Months Ended
	Dec. 20, 2021	Dec. 20, 2021	Mar. 30, 2021	Jul. 08, 2020	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 23, 2021	Jul. 09, 2021	Jul. 08, 2021
Debt Instrument [Line Items]
Assets Held-for-sale, Not Part of Disposal Group, Current						$ 8,509			$ 8,900
Long-term Debt, Gross						77,780	54,260
Total long-term debt outstanding						77,780
Cash			$ 7,000
Early Repayment of Senior Debt			240
[custom:DeferredFinacingCost]			218
Gain (Loss) on Extinguishment of Debt			458			$ (541)
Long-term Debt, Weighted Average Interest Rate, at Point in Time						5.04%	7.69%	8.18%
Long Term Debt and Promissory Note [Member]
Debt Instrument [Line Items]
Head Management Agreement With Related Party Commencement Date						$ 2,963	$ 4,636	$ 5,517
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Interest rate margin	3.15%	3.15%
Fourth one [Member]
Debt Instrument [Line Items]
Down payment	$ 7,320
Long-term Debt, Gross	$ 7,320	$ 7,320
Northsea Alpha and Northsea Beta [Member]
Debt Instrument [Line Items]
Assets Held-for-sale, Not Part of Disposal Group, Current						5,780
Pyxis Malou Vessel [Member] | Fourth one [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross						7,320	8,730
Debt Instrument, Payment Terms	The new facility is repayable in 20 quarterly installments amounting to $
Long term debt balloon payment	$ 3,800	3,800
Pyxis Lamda Vessel [Member] | Eleventh one [Member]
Debt Instrument [Line Items]
Down payment		$ 21,680
Long-term Debt, Gross						21,680
Debt Instrument, Payment Terms		The facility is repayable in 20 quarterly installments amounting to $
Long term debt balloon payment	$ 12,700	$ 12,700
Pyxis Epsilon Vessel [Member]
Debt Instrument [Line Items]
Total long-term debt			24,000
Pyxis Epsilon Vessel [Member] | Eighth one [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross						16,100	$ 24,000
Total long-term debt						16,100
Pyxis Epsilon Vessel [Member] | Tenth one [Member]
Debt Instrument [Line Items]
Total long-term debt						$ 13,150
New Secured Loan - Secondone, and Thirdone [Member]
Debt Instrument [Line Items]
Long term debt balloon payment year						Each of Secondone’s and Thirdone’s outstanding loan balance at December 31, 2021, amounting to $
Long-term debt balloon payment, per facility						$ 2,390
Secured Loan Fourthone Corp [Member]
Debt Instrument [Line Items]
Minimum Cash Deposits						1,500
[custom:ReducedMinimumCashDeposits-0]						$ 1,000
Maximum required leverage ratio						75.00%
Debt To Market Value Of Adjusted Assets Ratio Actual						60.00%
Ratio Difference By Which Actual Exceeds Required Debt To Assets Ratio Threshold						15.00%
Minimum security collateral cover required						125.00%
Secured Loan Fourthone Corp [Member] | Pyxis Malou [Member]
Debt Instrument [Line Items]
[custom:ReducedMinimumCashDeposits-0]						$ 500
Secured Loan Fourthone Corp [Member] | Pyxis Lamda [Member]
Debt Instrument [Line Items]
[custom:ReducedMinimumCashDeposits-0]						500
Secured Loan - Seventhone Corp. [Member]
Debt Instrument [Line Items]
Minimum Cash Deposits						$ 500
Maximum required leverage ratio						75.00%
Debt To Market Value Of Adjusted Assets Ratio Actual						60.00%
Ratio Difference By Which Actual Exceeds Required Debt To Assets Ratio Threshold						15.00%
Minimum security collateral cover required						125.00%
Total long-term debt				$ 15,250							$ 15,250
Total long-term debt outstanding						$ 13,750
Quarterly installments payable (15 installments)				300
Long term debt balloon payment				$ 9,250
Secured Loan - Seventhone Corp. [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Interest rate margin				3.35%
Previous Secured Loan - Seventhone Corp [Member]
Debt Instrument [Line Items]
Total long-term debt				$ 11,293							$ 11,293
Secured Loan Eighth one Corp [Member]
Debt Instrument [Line Items]
Interest rate margin						3.35%
Long term debt balloon payment						$ 11,000
Vessel Acquisition Date						300
Secured Loan Eighth one Corp [Member] | Pyxis Epsilon Vessel [Member]
Debt Instrument [Line Items]
Total long-term debt			$ 17,000
Secured Loan Eightth one Corp [Member]
Debt Instrument [Line Items]
Minimum Cash Deposits						500
Secured Loan Tenthone Corp [Member]
Debt Instrument [Line Items]
Down payment					$ 13,500
Minimum Cash Deposits						$ 250
Maximum required leverage ratio						120.00%
Loan amount										$ 13,500
Secured Loan Tenthone Corp [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Interest rate margin						4.80%
New Secured Loan Tenthone [Member]
Debt Instrument [Line Items]
Long-term debt balloon payment, per facility						$ 4,900
Quarterly installments payable (3 installments)						350
Vessel Acquisition Date
Debt Instrument [Line Items]
Quarterly installments payable (24 installments)						$ 300